Share-based compensation - Restricted share unit plan (Details)		12 Months Ended
	Jun. 28, 2024 yr	Dec. 31, 2024 shares yr installment	Dec. 31, 2023 yr shares
share-based compensation
Number of vesting installments | installment		3
Expected lives (years) | yr			6.5
Performance Share Units
share-based compensation
Expected lives (years) | yr	3	3
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		11,465,627	688,752
Restricted Stock Units
share-based compensation
Expected lives (years) | yr		3
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		8,715,309	1,926,994
Common Share | Restricted Stock Units
share-based compensation
Restricted stock unit nominal value in equity shares (in shares)		1
Common Share | Phantom restricted share units
share-based compensation
Restricted stock unit nominal value in equity shares (in shares)		1